Apr. 30, 2019

LITMAN GREGORY FUNDS TRUST

Supplement dated January 31, 2020 to the

Prospectus and Statement of Additional Information (“SAI”)

of the Litman Gregory Funds Trust dated April 30, 2019, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters International Fund:

Effective with the completion of the transition of assets to the remaining sub-advisors, but no later than January 31, 2020, Thornburg Investment Management, Inc. will be removed as a sub-advisor and W. Vinson Walden will be removed as a portfolio manager to the Litman Gregory Masters International Fund. Accordingly, all references to Thornburg Investment Management, Inc. in connection with the Litman Gregory Masters International Fund, and all references to W. Vinson Walden, will be hereby deleted as of the termination date from the Prospectus and SAI dated April 30, 2019, as supplemented.

The following information replaces the section entitled “Summary Section-Principal Strategies” on page 6 of the Prospectus dated April 30, 2019, as supplemented:

(Changes are in boldface and underlined)

Principal Strategies

Litman Gregory Fund Advisors, LLC, the advisor to the International Fund, believes that it is possible to identify international investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman Gregory also believes it can identify skilled stock pickers who, within their more diversified portfolios, have higher confidence in the return potential of some stocks than others. Litman Gregory believes a portfolio comprised only of these managers’ “higher confidence” stocks should outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the International Fund’s strategy is to engage a number of proven managers as sub-advisors (each a “manager” or “sub-advisor”), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub-advisor. Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid-, and small-cap companies and companies located in emerging markets. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing this strategy, the International Fund seeks to:

•	combine the efforts of several experienced, high quality international managers;

•	access the favorite stock-picking ideas of each manager at any point in time;

•
deliver a portfolio that is prudently diversified in terms of stocks (typically 32 to 60) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.